Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Total revenues	$2,267	$198	$229	$2,110	$804	$1,170	$335	$626
Total benefits, losses and expenses	1,754	(60)	271	2,014	550	948	519	671
Income (loss) from continuing operations, net of tax	367	202	11	93	202	173	(68)	27
Income (loss) from discontinued operations, net of tax	19	86	(46)	(6)	(1)	30	(13)	(49)
Net income (loss)	386	288	(35)	87	201	203	(81)	(22)
Less: Net income (loss) attributable to the noncontrolling interest	6	(1)	—	—	—	—	—	3
Net income (loss) attributable to Hartford Life Insurance Company	$380	$289	$(35)	$87	$201	$203	$(81)	$(25)